Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity

NOTE 10 - EQUITY:

a.	Outstanding shares; trading market

At December 31, 2017, 48,378,026 Ordinary Shares were outstanding. This does not include a total of 5,410,773 Ordinary Shares held at that date as treasury shares, virtually all of which were repurchased by Orbotech Ltd. or its subsidiaries, of which: (a) 1,993,918 were owned by Orbotech Ltd. as dormant shares under Israeli law and, for so long as they are owned by Orbotech Ltd., confer no rights and, accordingly, are neither eligible to participate in nor receive any future dividends which may be paid to shareholders of Orbotech Ltd. nor entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders of the Company; and (b) 3,416,855 were owned by one or more subsidiaries of Orbotech Ltd. and, for so long as they are owned by a subsidiary of Orbotech Ltd., confer no voting rights and, accordingly, are not entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders of Orbotech Ltd.

The Ordinary Shares are traded in the United States on the Nasdaq Global Select Market under the symbol ORBK.

b.	Equity remuneration plans

(i)	Description of plans

The Company through its board of directors (the “Board”) and, subject to Israeli company law, the remuneration committee of the Board (the “Remuneration Committee”), presently administers the 2000 Plan, the 2010 Plan and the 2015 Plan (collectively, the “Plans”), all of which were adopted with shareholder approval. The Plans are discussed in further detail below.

(A)	The 2000 Plan

On June 4, 2015, the 2000 Plan expired (except with respect to equity awards outstanding on that date).

At December 31, 2017, under the 2000 Plan, options to purchase a total of 469,074 Ordinary Shares (of which 377,767 had vested) remained outstanding, all transfer restrictions attached to restricted shares that had been granted had lapsed in full and no Ordinary Shares remained available for future equity awards.

(B)	The 2010 Plan

On July 15, 2010, the Board adopted, and the Company’s shareholders subsequently approved, the 2010 Plan. The 2010 Plan is intended to assist the Company in attracting, retaining, motivating and rewarding employees, officers, directors and/or consultants of the Company and/or companies, partnerships or other entities and their respective subsidiary companies, partnerships or entities inside or outside of Israel in which the Company holds, directly or indirectly, at least a 50% equity interest, by providing them with equity-based incentives. The 2010 Plan will terminate on July 14, 2020 (except as to awards outstanding on that date).

The 2010 Plan: (i) provides only for the awarding of restricted shares and restricted share units (“RSU”s) and does not provide for the awarding of options to purchase Ordinary Shares; (ii) introduced performance-based equity awards to the Company’s equity remuneration program and provides that an aggregate of 250,000 or more of the Ordinary Shares subject to awards made under the 2010 Plan are to be subject to performance-based criteria to be established by the Board (but which shall be linked to the Company’s profitability); (iii) provides that if any award granted under the 2010 Plan expires, terminates or is forfeited or cancelled, settled in cash, or otherwise terminates for any reason without a delivery to the participant of the full number of Ordinary Shares to which the award related, the Ordinary Shares under such award which were not so delivered shall again be available for the purposes of the 2010 Plan; but that Ordinary Shares not delivered pursuant to performance-based restricted shares or RSUs which expire, terminate or are forfeited or lapse solely because the performance goals with respect thereto were not attained will not again be available for purposes of the 2010 Plan; and (iv) provides that if the employment or services of a grantee of restricted shares or RSUs with or to the Company is or are terminated prior to the full vesting of, and lapsing of forfeiture provisions on, such award for any reason, the restricted shares or RSUs held by such participant that have not theretofore vested and on which the forfeiture provisions have not theretofore lapsed shall immediately be forfeited upon the earlier of such termination or notice of termination irrespective of the effective date of such termination (unless the applicable agreement provides otherwise).

At December 31, 2017, under the 2010 Plan: (i) 53,333 RSUs were outstanding; (ii) no restricted shares had been awarded; and (iii) 125,831 Ordinary Shares remained available for future equity awards.

(C)	The 2015 Plan

On June 22, 2015, the Board adopted, and the Company’s shareholders subsequently approved, the 2015 Plan. The 2015 Plan is intended to assist the Company in attracting, retaining, motivating and rewarding employees, officers, directors and/or consultants of the Company and related companies (as defined in the 2015 Plan) either existing or which may in the future be organized or acquired by the Company or any related company, by providing them with opportunities to acquire a proprietary interest in the Company by the grant of equity-based incentives. The 2015 Plan will terminate on June 21, 2025 (except with respect to awards outstanding on that date).

The 2015 Plan provides for the granting of: (i) options to purchase Ordinary Shares; (ii) RSUs; (iii) restricted shares; and (iv) any other equity-based awards that the Board determines are consistent with the purposes of the 2015 Plan. The exercise price of options awarded under the 2015 Plan may not be less than 100% of the fair market value of the Ordinary Shares on the date of grant. The 2015 Plan provides for the ability to grant performance-based awards but does not provide for a minimum amount of awards that must be subject to performance-based criteria, nor does it specify any guidelines as to the nature of performance criteria that are to be established by the Board.

The maximum amount of Ordinary Shares available for issuance under the 2015 Plan was initially set at 1,375,000 and is to be automatically increased (but not decreased) on December 31 of each of 2016, 2017, 2018, 2019 and 2020, by the greatest possible number of Ordinary Shares (rounded down to the nearest thousand) which, when added to the sum of: (i) the total number of Ordinary Shares then subject to outstanding awards (under the 2015 Plan or any other equity-based remuneration plan of the Company); and (ii) the total number of Ordinary Shares then available for future equity awards (under the 2015 Plan or any other equity-based remuneration plan of the Company), would not exceed 9.50% of the total number of Ordinary Shares outstanding at such time. For these purposes, an award is considered to be an ‘outstanding award’ in the fiscal year in which it was granted, an option to purchase Ordinary Shares will be considered to be an ‘outstanding award’ thereafter until it is exercised and any award other than options will be considered to be an ‘outstanding award’ thereafter until it is no longer subject to conditions requiring continued service of the participant. Under this mechanism, on December 31, 2017, the maximum amount of Ordinary Shares available for issuance under the 2015 Plan was increased by 641,000 Ordinary Shares.

Under the 2015 Plan, if the employment or services of a participant with or to the Company is terminated: (i) due to resignation by the participant or dismissal of the participant for ‘cause’ (as determined by the Board in its absolute discretion), all awards held by the participant (whether vested or unvested) expire and will be cancelled and forfeited immediately upon the earlier of such termination or notice of termination of employment or services (irrespective of the effective date of such termination); (ii) due to dismissal of the participant (other than for cause) or by mutual agreement, all awards held by the participant (whether vested or unvested) shall continue to vest until, and shall remain exercisable by the participant until, and shall expire and be cancelled and forfeited upon, the effective date of termination of employment or services (unless the notice provides, or the Company and the participant agree, otherwise), provided, however, that options may not, in any event, be exercised beyond their originally-scheduled expiration dates; (iii) by reason of death, disability or retirement after age 60 with the approval of the Board, all vested options held by the participant (or the participant’s legitimate estate) as of the effective date of termination of employment or services shall remain exercisable for a period of one year following such termination, provided, however, that options may not, in any event, be exercised beyond the originally-scheduled expiration dates. Any unvested awards held by the participant shall expire and be cancelled and forfeited immediately upon such termination; and (iv) for any other reason, all awards held by the participant shall remain exercisable by the participant only to the extent and until, and shall expire and be cancelled and forfeited, as determined by the Board in its absolute discretion provided, however, that options may not, in any event, be exercised beyond their originally-scheduled expiration dates.

At December 31, 2017, under the 2015 Plan: (i) options to purchase a total of 18,417 Ordinary Shares (none of which had vested), and 902,092 RSUs were outstanding; (ii) no restricted shares had been awarded; and (iii) 3,026,340 Ordinary Shares remained available for future equity awards.

(ii)	Taxation

As a result of an election made by the Company under Section 102 of the Israeli Income Tax Ordinance, the Company will not, in the case of equity awards made on or after January 1, 2003, be allowed to claim as an expense for tax purposes in Israel the amounts credited to the employee as capital gains to the grantees, although it will generally be entitled to do so in respect of the salary income component (if any) of such awards when the related tax is paid by the employee.

(iii)	General

Awards under the Plans (other than to directors) generally vest as to 50% after two years from the date of grant, 75% after three years and 100% after four years and generally expire in connection with the termination of a grantee’s employment or services. Options under the Plans generally expire seven years, but may not expire beyond ten years, after the date of grant. Ordinary Shares subject to equity awards granted under the 2010 and 2015 Plans generally become available for purposes of future equity awards under the respective plan upon the expiration, termination, forfeiture or lapse of such equity awards, unless this occurred solely because the performance goals with respect thereto were not attained, in which case the Ordinary Shares subject to such equity awards granted under the 2010 Plan do not again become available for purposes of the 2010 Plan.

(iv)	Equity awards data:

(A)	Overview

At December 31, 2017, under the Plans, equity awards (comprised of options to purchase Ordinary Shares, restricted shares and RSUs) with respect to a total of 1,612,605 Ordinary Shares were outstanding (of which 547,456 had vested) and 3,152,171 Ordinary Shares remained available for future equity awards.

The compensation cost charged against income for the Company’s equity remuneration plans during the years ended December 31, 2017, 2016 and 2015 was $9.9 million, $6.4 million and $3.8 million, respectively, without any reduction in income taxes.

(B)	Valuation assumptions

The fair value of each option granted is estimated using the Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company’s Ordinary Shares. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding based on historical behavior of grantees. The risk-free interest rate for periods within the contractual life of the option is based on the United States Treasury yield curve in effect at the time of grant. Dividend yield has been assumed to be zero.

The fair value of each restricted share or RSU awarded is determined based on the market price of the Ordinary Shares on the date of grant.

(C)	Employee equity awards:

1.	Options

	Year ended December 31, 2017
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	776,579	12.83
Changes during the year:
Granted	8,024	32.87
Exercised	(294,725)	11.98
Forfeited or expired	(13,749)	14.35

Outstanding at end of year	476,129	13.65	3.08	17,421

Exercisable at end of year	370,538	12.33	2.74	14,046

The aggregate intrinsic value represents the total pretax capital gain that would have been received by the holders of all options bearing an exercise price less than $50.24 (which was the closing price of the Ordinary Shares on December 31, 2017), had they exercised all such options and sold the underlying shares at that price.

The weighted average grant date fair value of employee options granted during the years ended December 31, 2017, 2016 and 2015 was $9.35, $7.22 and $4.89, respectively.

The total intrinsic value of employee options exercised during the years ended December 31, 2017, 2016 and 2015 was $8.7 million, $11.0 million and $9.9 million, respectively.

2.	Restricted shares

No restricted shares were awarded to employees during the years ended December 31, 2017 , 2016 and 2015; and no restricted shares held by employees vested during the years ended December 31, 2017 and 2016. The total fair value of employee restricted shares vested during the year ended December 31, 2015 was $34,000.

3.	RSUs

	Year ended December 31, 2017
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	883,759	22.58
Changes during the year:
Awarded	366,266	45.60
Vested	(252,675)	18.47
Forfeited	(54,259)	21.66

Outstanding at end of year	943,091	32.69

The weighted average grant date fair value of employee RSUs awarded during the years ended December 31, 2016 and 2015 was $27.45 and $18.59, respectively.

179,070 and 151,792 employee RSUs vested during the years ended December 31, 2016 and 2015, respectively. The total intrinsic value of employee RSUs vested during the years ended December 31, 2017, 2016 and 2015 was $12.4 million, $5.1 million and $2.8 million, respectively.

4.	Black-Scholes data

In calculating the fair value of options granted to employees under equity-based remuneration arrangements during the years ended December 31, 2017, 2016 and 2015, the Company used the following assumptions: dividend yield of 0% and expected life of 4.5 years and risk-free interest rate of 1.5% in each year; and expected volatility of 30.3%, 28.4% and 29.7%, respectively, in the years ended 2017, 2016 and 2015.

5.	Unrecognized compensation expense

At December 31, 2017, there was $0.2 million of total unrecognized compensation cost related to non-vested employee options and $20.2 million of total unrecognized compensation cost related to non-vested employee RSUs, granted under the Company’s equity remuneration plans. That cost is generally expected to be recognized over a period of four years.

(D)	Non-employee equity awards:

1.	Options

	Year ended December 31, 2017
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	31,551	12.72
Changes during the year:
Exercised	(18,989)	11.93
Forfeited or expired	(1,200)	10.75

Outstanding at end of year	11,362	14.23	3.45	410

Exercisable at end of year	7,229	12.86	3.09	271

The weighted average grant date fair value of non-employee options granted during the year ended December 31, 2015 was $7.34.

The total intrinsic value of non-employee options exercised during the years ended December 31, 2017, 2016 and 2015 was $468,700, $218,100 and $168,300, respectively.

2.	RSUs

	Year ended December 31, 2017
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	16,682	22.03
Changes during the year:
Awarded	1,250	52.69
Vested	(5,598)	16.94

Outstanding at end of year	12,334	27.39

The weighted average grant date fair value of non-employee RSUs awarded during the years ended December 31, 2016 and 2015 was $29.43 and $18.42 respectively.

3,042 and 2,802 non-employee RSUs vested during the years ended December 31, 2016 and 2015, respectively. The total intrinsic value of non-employee RSUs vested during the year ended December 31, 2017 was $280,300.

3.	Black-Scholes data

In calculating the fair value of options granted to non-employees under equity-based remuneration arrangements during the year ended December 31, 2015, the Company used the following assumptions: dividend yield of 0%, expected life of seven years ; risk-free interest rate of 1.5%; and expected volatility of 37.2%.

4.	Unrecognized compensation expense

At December 31, 2017, there was $0.03 million of total unrecognized compensation cost related to non-vested non-employee options.

c.	Dividends

The distribution of dividends out of certain retained earnings of the Company would subject the Company to a 10%-25% tax on the amount distributed, thereby effectively reducing the dividend distribution by the amount of the tax. See Note 11e.

In the event that cash dividends are declared by the Company, such dividends could be declared and paid in Israeli currency.